Fees Summary	Jul. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 595,695,044.87
Previously Paid Amount	0.00
Total Fee Amount	55,240.00
Total Offset Amount	0.00
Net Fee	$ 55,240.00